Notes to consolidated statements of cash flows - Summary of proceeds from disposal of long-term assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to consolidated statements of cash flows
Net book value	€ 3,824	€ 879	€ 1,940
Net gain on disposals (Note 10)	9,079	3,564	964
Total proceeds from disposal of long-term assets	€ 12,903	€ 4,443	€ 2,904